Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2016	2017
	(in thousands)

Land	$14,328	14,328
Building and improvements	22,821	24,944
Machinery	42,687	54,262
Research and development equipment	26,695	35,180
Software	12,902	10,484
Office furniture and equipment	11,210	11,694
Others	27,269	29,158
	157,912	180,050
Accumulated depreciation and amortization	(111,915)	(122,148)
Prepayment for purchases of land, building and equipment	2,175	28,771
	$48,172	86,673

Depreciation and amortization of these assets for the years ended December 31, 2015, 2016 and 2017 were $13,312 thousand, $12,765 thousand and $15,689 thousand, respectively.